Long-term debt - Realized and Unrealized Gain (Loss) on Foreign Exchange (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of foreign exchange rates [line items]
Realized foreign exchange loss	$ 0.0	$ (2.6)
Unrealized foreign exchange gain	1.4	5.8
Foreign exchange gain	$ 1.4	$ 3.2